SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING STANDARDS (Details Narrative)	12 Months Ended
	Dec. 31, 2024 GBP (£) Segment	Dec. 31, 2023 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)
Property, Plant and Equipment [Line Items]
Number of operating segments | Segment	1
Cash and cash equivalents		£ 2,462,609	$ 1,500,000	£ 1,200,000
FDIC insured amount			$ 250,000	1,000,000.0
Uninsured bank deposits				£ 200,000
Patent, estimated useful life			16 years	16 years
Impairment of tangible or intangible assets	£ 0	£ 0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Cash rebate percentage on research expenditure	10.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Cash rebate percentage on research expenditure	33.35%